restructuring and other costs	6 Months Ended
Jun. 30, 2020
restructuring and other costs
restructuring and other costs

16   restructuring and other costs

(a)  Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as discussed further in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity, as well as significant litigation costs, in respect of losses or settlements, adverse retrospective regulatory decisions and certain incremental atypical costs incurred due to the COVID-19 pandemic.

Restructuring and other costs are presented in the Consolidated statements of income and other comprehensive income, as set out in the following table:

	Restructuring (b)		Other (c)		Total
Periods ended June 30 (millions)	2020	2019	2020	2019	2020	2019
THREE-MONTH
Goods and services purchased	$43	$7	$17	$1	$60	$8
Employee benefits expense	10	19	—	2	10	21
	$53	$26	$17	$3	$70	$29
SIX-MONTH
Goods and services purchased	$89	$19	$21	$7	$110	$26
Employee benefits expense	20	34	—	5	20	39
	$109	$53	$21	$12	$130	$65

(b)  Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts in respect of restructuring activities. In 2020, restructuring activities included ongoing and incremental efficiency initiatives, some of which involved personnel-related costs and rationalization of real estate. These initiatives were intended to improve our long-term operating productivity and competitiveness.

(c)  Other

During the three-month and six-month periods ended June 30, 2020, incremental external costs were incurred in connection with business acquisition activity. In connection with business acquisitions, non-recurring atypical business integration expenditures that would be considered neither restructuring costs nor part of the fair value of the net assets acquired have been included in other costs.

Also during the three-month and six-month periods ended June 30, 2020, other costs were incurred in connection with the COVID-19 pandemic. Incremental costs were incurred due to proactive steps we elected to take to keep our customers and employees safe, including adjustments to real estate cleaning and maintenance frequency, among other items. As well, costs that have been incurred in the normal course but which are unable to contribute normally to the earning of revenues have been deemed atypical.